Financial Assets at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Trading Financial Assets [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Trading securities, assets		€ 140,720	€ 173,196
Other trading assets	[1]	12,017	11,466
Total trading assets		152,738	184,661
Positive market values from derivative financial instruments		320,058	361,032
Total trading financial assets		472,796	545,693
Non-Trading Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Securities purchased under resale agreements		44,543
Securities borrowed		24,210
Loans		12,741
Other financial assets mandatory at fair value through profit or loss		18,951
Total non-trading financial assets mandatory at fair value through profit or loss		100,444
Designated Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Securities purchased under resale agreements		0	57,843
Securities borrowed		0	20,254
Loans		0	4,802
Other financial assets mandatory at fair value through profit or loss		104	8,377
Total financial assets designated at fair value through profit or loss		104	91,276
Total financial assets at fair value through profit or loss		€ 573,344	€ 636,970

[1]	Includes traded loans of EUR11.5billion and EUR10.9billion at December 31, 2018 and 2017 respectively.